Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
Schedule of Other Assets
	As of December 31,
	2023	2024	2024
	RMB	RMB	USD
Current
Receivable from on-line payment platforms	39,540,599	33,710,165	4,618,274
Interest receivable	13,666,330	1,413,179	193,605
Deposits	16,066,771	13,408,363	1,836,938
Advance to suppliers	12,190,988	14,671,464	2,009,982
VAT recoverable	13,096,157	16,958,328	2,323,281
Others	22,486,277	34,737,091	4,758,962
Total	117,047,122	114,898,590	15,741,042

Non-current
Rental deposit	56,649,069	51,522,452	7,058,547
Purchase and rental deposits for buildings	192,305,859	192,305,859	26,345,795
VAT recoverable	17,872,226	13,963,593	1,913,004
Others	31,613,426	37,059,802	5,077,172
Less: impairment provision	(193,714,980)	(192,305,859)	(26,345,795)
Total	104,725,600	102,545,847	14,048,723